Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 123,910	$ 735	$ 151
Accounts receivable	1,154	1,142
Prepaid expenses	47,750	2,500
Marketable securities	19,000	38,000	136,000
Security deposit	2,500	2,500
Total current assets	194,314	44,877	136,151
Patents pending	32,500		0
Computer Equipment, net	1,177		0
Total assets	227,991	44,877	0
Current Liabilities:
Accounts payable and accrued expenses	36,159
Notes payable, related parties			3,300
Due to stockholder	68,186	69,934	13,350
Convertible promssory note, net of discount of $47,123	2,877
Derivative liability	42,735
Total current liabilities	149,957	69,934	16,650
Stockholders' Equity (Deficiency):
Preferred stock, $0.001 par value; 10,000,000 shares authorized, none issued
Common stock, $.001 par value; 90,000,000 shares authorized; 18,000,000 (2012) and 9,999,000 (2011) shares issued and outstanding	18,000	9,999	750
Additional paid-in capital	572,000	313,301	189,250
Accumulated comprehensive loss	(171,000)	(152,000)	(54,000)
Accumulated deficit	(340,966)	(196,357)	(16,499)
Total stockholders' equity (deficiency)	78,034	(25,057)	119,501
Total liabilities and stockholders' equity (deficiency)	$ 227,991	$ 44,877	$ 136,151